Financial Instruments - Summary of Foreign Currency Exposure (Detail) ₨ in Thousands, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 1,228,672,500	$ 16,210.9	₨ 1,286,482,100
Financial liabilities	2,359,432,400	$ 31,130.2	2,344,421,800
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	352,656,900		368,732,800	₨ 397,973,900
Financial liabilities	1,021,364,100		1,133,122,800	960,650,100
Foreign currency exchange rate risk [member] | U.S. dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	168,327,400		181,174,900	185,949,400
Financial liabilities	452,541,900		480,423,300	400,452,800
Foreign currency exchange rate risk [member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	103,507,900		113,988,000	114,145,300
Financial liabilities	421,914,300		433,444,100	409,942,400
Foreign currency exchange rate risk [member] | Chinese Renminbi [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,109,400		34,468,800	45,268,600
Financial liabilities	114,459,100		120,331,700	49,092,800
Foreign currency exchange rate risk [member] | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,442,600		7,817,400	13,133,800
Financial liabilities	5,198,100		56,714,000	62,634,100
Foreign currency exchange rate risk [member] | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,908,400		4,761,500
Financial liabilities	2,714,200		13,253,500
Foreign currency exchange rate risk [member] | Japanese Yen [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				15,354,100
Financial liabilities				7,581,200
Foreign currency exchange rate risk [member] | Other currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	28,361,200		26,522,200	24,122,700
Financial liabilities	₨ 24,536,500		₨ 28,956,200	₨ 30,946,800